TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2018
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Schedule of taxes, charges and contributions recoverable

	12.31.18	12.31.17
State VAT (ICMS) (1)	2,549,006	2,450,856
Withholding taxes and contributions (2)	129,741	238,355
PIS and COFINS (3)	5,000,677	85,098
Fistel, INSS, ISS and other taxes	217,056	27,431
Total	7,896,480	2,801,740

Current	4,674,218	2,058,455
Non-current	3,222,262	743,285

(1)   This includes credits of ICMS arising from the acquisition of property and equipment, subject to offsetting in 48 months; requests for refund of ICMS, which was paid under invoices that were cancelled subsequently; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$509,920 and R$423,588 on December 31, 2018 and 2017, respectively.

(2)   This refers to credits on withholding income tax (“IRRF”) on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.

(3)   The balance of December 31, 2018 include the tax credits of PIS and COFINS monetarily restated by SELIC, in the amounts of R$4,915,239, arising from the final judicial processes on May 17, 2018 and August 28, 2018, in favor of the Company and its subsidiary, which recognized the right to deduct ICMS from the basis of calculation of PIS and COFINS contributions for the periods from September 2003 to June 2017 and July 2004 to July 2013, respectively (see Notes 26 and 27). As at December 31, 2018, current and non-current balances were R$2,520,990 and R$2,394,249, respectively.

The Internal Revenue Service filed a review, pursuant to Law 13,670/18, with the purpose of approving the PIS and COFINS credits resulting from the dispute that dealt with the exclusion of ICMS from the bases of these contributions. The Company has made every effort, including judicial measures, to meet in a timely manner the requests of this audit procedure and thus continue compensating its referred tax credits.

The Company has three other lawsuits of the same nature in progress (including lawsuits of companies that have already been merged - GVT and Telemig), which are considered as contingent assets, which cover several periods between December 2001 and June 2017, whose ranges of values we estimate between R$1,700 million to R$2,200 million.